ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details) - USD ($)			12 Months Ended
	Dec. 13, 2016	Oct. 23, 2014	Jun. 30, 2019	Jun. 30, 2018	Aug. 02, 2017	Jun. 30, 2016	Oct. 26, 2015	Dec. 02, 2014
Common stock shares issued			19,837,642	19,837,642			21,526,747
Cash consideration						$ 270,000
Net losses			$ (58,186,894)	$ 1,217,630
Net cash in operating activities			(37,942,709)	6,506,639
Cash			$ 70,312	$ 13,133,540
Decrease in revenue (as a percent)			16.00%
Specific allowance for lease payment receivables for COVID-19			$ 85,023,066
Continuing Operation
Net losses			49,810,000
Net cash in operating activities			$ 37,710,000
Jinshang Leasing [Member]
Percentage of acquired the equity capital								100.00%
Common stock shares issued								30,000,000
Ms. Wenyu Li [Member]
Percentage of individual beneficially owning						8.10%
Freeman FinTech Corporation [Member]
Agreement to transfer ordinary shares	13,440,000
Percentage of owned subsidary	67.00%
Spectacular Bid Limited [Member]
Percentage of owned subsidary					67.00%
Full Shine [Member]
Business incorporation cost		$ 1
Former [Member] | Holdco [Member]
Percentage of acquired the equity capital							78.00%
Former [Member] | Sino [Member]
Percentage of acquired the equity capital							22.00%